Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (245,643)	$ (19,535)
Total (loss) gain from discontinued operations, net of income taxes	(1,650)	28,185
Loss from continuing operations	(243,993)	(47,720)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization expense	14,306	9,803
Gain on debt extinguishment	(4,059)	(284)
Bad debt expense	58	0
Stock-based compensation expense	42,571	1,982
Loss on issuance of Bridge Notes	99,669	0
Issuance costs for derivative liabilities and debt carried at fair value	48,009	0
Amortization of debt discount and issuance costs	1,807	1,137
(Gain) loss on equity method investment	(1,027)	953
Loss on disposal of property and equipment	24	0
Gain (loss) on derivatives	(23,885)	558
Satellite impairment loss	18,407	0
Changes in operating assets and liabilities:
Accounts receivable	216	1,425
Contract assets	2,118	(3,796)
Prepaid expenses and other current assets	(5,207)	400
Other assets	(309)	(1,024)
Accounts payable and accrued liabilities	2,543	2,483
Other current liabilities	(2,680)	(340)
Contract liabilities - current and long-term	(5,262)	9,019
Liability for estimated contract losses	(198)	6,252
Other liabilities	3,020	3,852
Cash flows used in operating activities - continuing operations	(53,872)	(15,300)
Cash flows used in operating activities - discontinued operations	0	(16,374)
Net cash used in operating activities	(53,872)	(31,674)
Cash flows from investing activities:
Purchase of property and equipment	(1,266)	(281)
Satellite procurement work in process	(62,643)	(18,096)
Purchase of domain name	(7)	0
Proceeds from equity method investment	302	0
Cash flows used in investing activities - continuing operations	(63,614)	(18,377)
Cash flows provided by investing activities - discontinued operations	0	8,607
Net cash used in investing activities	(63,614)	(9,770)
Cash flows from financing activities:
Proceeds from recapitalization transaction, net of payment of equity issuance costs	244,880	0
Payments of transaction costs related to sponsor earn-out shares	(291)	0
Proceeds from issuance of debt	58,573	3,600
Proceeds from options exercised	130	30
Proceeds from warrants exercised	163	0
Capital lease payments	(2)	(39)
Debt payments	(22,198)	0
Issuance costs for derivative liabilities and debt carried at fair value	(6,238)	(108)
Withholding tax payment on vesting of restricted stock awards and options exercised	0	(39)
Cash flows provided by financing activities - continuing operations	275,017	3,444
Cash flows used in financing activities - discontinued operations	0	0
Net cash provided by financing activities	275,017	3,444
Net increase (decrease) in cash, cash equivalents, and restricted cash	157,531	(38,000)
Cash, cash equivalents, and restricted cash – beginning of year	10,573	37,190
Cash reclassified to assets held for sale at beginning of period	0	11,383
Cash reclassified to assets held for sale at the end of period	0	0
Cash, cash equivalents, and restricted cash – end of period	$ 168,104	$ 10,573